Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Description of Plan [Line Items]
EBP, Plan Termination [Text Block]

4. PLAN TERMINATION

Although the Company has not expressed any intent to terminate the Plan, it retains the right under the Plan to terminate it subject to the provisions of ERISA. In the event of a plan termination, participants would become 100 percent vested in the employer contribution portion of their accounts.